Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
13.	Leases
The Company leases facilities under
non-cancellable
 operating leases expiring on different dates. The terms of substantially all of these leases are five years or less. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Company’s leases qualify as operating leases. With the adoption of the new leasing standard
 ASU No. 2016-02
, the Company has recorded a
right-of-use
 asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at 5.7%, the Company’s incremental borrowing rate, over the expected term. Variable lease cost and short-term leases (lease terms less than 12 months) are recognized as incurred.
Information related to operating leases as of December 31, 2019 is as follows (in thousands, except for percentages and years).

As of December 31,
2019
Assets
Operating lease right of use assets, net	155,525
Liabilities
Operating lease liabilities, current	37,009
Operating lease liabilities, non-current	117,124
Weighted average remaining lease term (years)	3.97
Weighted average discount rate	5.70%
Information related to operating lease activity during the year ended December 31, 2019 is as follows:

As of December 31,
2019
Operating lease rental expense
Amortization of right of use assets	32,301
Expense for short-term leases within 12 months	12,369
Interest of lease liabilities	8,480

53,150

Supplemental cash flow information related to leases was as follows:

For the Year ended December 31,
2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payment	42,228
Right-of-use assets obtained in exchange for lease obligations:
Operating lease liabilities	26,840

Future annual minimum lease payments for operating leases as of December 31, 2018 under ASC 840 were as follows:

As of December 31,
2018
2019	36,754
2020	33,521
2021	37,397
2022	37,107
2023	32,359
Thereafter	7,668

Total	184,806

Maturities of lease liabilities were as follows:

As of December 31,
2019
2020	44,430
2021	47,130
2022	39,540
2023	32,359
2024	7,668

Total undiscounted lease payment	171,127
Less: imputed interest	(16,994)

Total lease liabilities	154,133